VESSELS AND CAPITALIZED DRY-DOCKING (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of vessels written-down to agreed net sales prices
USDm	30 September 2018	30 September 2017	31 December 2017

Cost:
Balance as of beginning of period	1,726.6	1,697.4	1,697.4
Additions	106.6	93.9	103.1
Disposals	-15.2	-9.3	-14.3
Transferred from prepayments	63.9	-	-
Transferred to assets held-for-sale	-22.8	-49.7	-59.6
Balance	1,859.0	1,732.3	1,726.6

Depreciation:
Balance as of beginning of period	258.5	180.0	180.0
Disposals	-15.2	-9.3	-14.3
Depreciation for the period	85.1	85.8	113.6
Transferred to assets held-for-sale	-8.5	-17.5	-20.8
Balance	319.9	239.0	258.5

Impairment:
Balance as of beginning of period	173.6	173.6	173.6
Impairment losses on tangible fixed assets	1.3	2.6	3.6
Transferred to assets held-for-sale	-1.3	-2.6	-3.6
Balance	173.6	173.6	173.6

Carrying amount	1,365.5	1,319.7	1,294.5